Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2016	Jun. 30, 2015
Operating expenses
Consulting	$ 1	$ 67	$ 1	$ 131	$ 201	$ 242
Depreciation	2	2	4	4	9	10
Employee related costs	496	182	1,036	520	1,988	3,413
Finance costs		266		278	242	39
Professional fees	279	89	612	122	512	435
Exploration expenditures	2,397	432	4,367	2,396	4,719	18,051
Other operating expenses	175	265	310	491	1,847	3,178
Impairment of equipment						112
Total operating expenses	3,350	1,303	6,330	3,942	9,518	25,480
Change in financial instrument fair value	(39)	1,398	(335)	1,369	2,719
Other gains					(587)
Interest and other income						(16)
Foreign exchange (gain) loss	160	47	193	197	(528)	434
Interest expense	71	88	140	141	275
Loss (gain) on available for sale securities	5		(6)	(6)	11	(28)
Loss before income taxes	3,547	2,836	6,322	5,643	11,408	25,870
Income tax benefit						(2,755)
Net loss	3,547	2,836	6,322	5,643	11,408	23,115
Other comprehensive (gain) loss:
Net loss	3,547	2,836	6,322	5,643	11,408	23,115
Other comprehensive (gain) loss:
Reporting currency translation	(165)	(717)	(231)	(951)	(427)	959
Total comprehensive loss	$ 3,382	$ 2,119	$ 6,091	$ 4,692	$ 10,981	$ 24,074
Loss per common share, basic and diluted (in dollars per shares)	$ 0.02	$ 0.02	$ 0.03	$ 0.04	$ 0.07	$ 0.17
Weighted average common shares outstanding (in shares)	183,625,989	158,287,652	182,078,028	157,943,346	164,038,509	136,045,244